Property, Premises and Equipment (Details) - Schdule of depreciation of the aircraft - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schdule Of Depreciation Of The Aircraft Abstract
Property, premises and equipment depreciation charge for the year	$ 2,388	$ 2,315	$ 1,875
Intangible assets amortization charge for the year (see note 14)	1,282	1,248	737
Aircraft depreciation allocated to other expenses (see note 24)	(660)	(750)	(632)
Total depreciation and amortization allocated to G&A (see note 22)	$ 3,010	$ 2,813	$ 1,980